Related party transactions (Detail Narrative) - CAD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 24, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Key management personnel of entity or parent [member]
Statement [Line Items]
Amount payable for services provided recorded within accounts payable and accrued liabilities				$ 0
Voting shares of Directors and key management personnel control		27.00%		27.00%
CanAm Bioresearch Inc. [Member]
Statement [Line Items]
Consideration amount	$ 100,000			$ 100,000
Assets transactionsdescription	(i) the sale or transfer of all or substantially all of the Assets to a third party purchaser who is not an affiliate of Medicure; (ii) any license to develop, commercialize, use, offer for sale, sell, import, export or exploit P5P Analogues up to a maximum value payable to CanAm of $20,000 and (iii) the sale of an United State Food and Drug Administration priority review voucher obtained in connection with the development of P5P Analogues
First investigational new drug application	$ 500,000
First New Drug Application	250,000
Net amount	$ 500,000
ADF Family Holding Corp [Member] | Top [Member]
Statement [Line Items]
Other Fee And Commission Expense		$ 22,000
ADF Family Holding Corp [Member] | Bottom [member]
Statement [Line Items]
Other Fee And Commission Expense		18,000
Genesys Venture Inc [Member]
Statement [Line Items]
Amount payable for services provided recorded within accounts payable and accrued liabilities		46,000		$ 32,000
Services expense		40,000	$ 41,000
Rental expense		56,000	56,000
Commercial And Information Technology		14,000	10,000
Clinical research services		$ 21,000	$ 21,000